Going Concern (Details Narrative) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Going Concern Details Narrative
Accumulated deficit	$ 11,192,946	$ 10,777,797	$ 8,195,626
Working capital deficit	$ (305,214)	$ (279,970)